Supplement dated November 17, 2008 to the

MassMutual Transitions Select variable annuity prospectus and the

MassMutual Evolution variable annuity prospectus

both dated August 20, 2008

The prospectus is being supplemented to reflect that one of the Guaranteed Minimum Income Benefits, MassMutual Guaranteed Income Plus 6 (GMIB 6), will not be available as a feature in contracts applied for after December 2, 2008.

Applications for MassMutual Transition Select and MassMutual Evolution variable annuity contracts with MassMutual Guaranteed Income Plus 6 (GMIB 6) will be accepted when signed on or before December 2, 2008 and received in good order.

In order to reflect this in the prospectus:

1.	every reference to GMIB 6 is footnoted with the above two paragraphs; and

2.	In the “Table of Fees and Expenses—Examples” section the “Examples Using Maximum Expenses” text is revised as follows to eliminate reference to GMIB 6:

MassMutual Evolution page 9

a)	the 4th bullet is revised to read “that you elected the Annual Ratchet Death Benefit and the MassMutual Guaranteed Income Plus 5”

b)	the table at the bottom of the page is replaced with the following:

Years	1	3	5	10
Example 1
Subaccount with maximum total operating expenses	$1,271	$2,474	$3,279	$6,617
Subaccount with minimum total operating expenses	$1,151	$2,128	$2,701	$5,641

	1	3	5	10
Example 2
Subaccount with maximum total operating expenses	$652	$1,961	$3,279	$6,617
Subaccount with minimum total operating expenses	$523	$1,594	$2,701	$5,641

MassMutual Transitions Select page 8

a)	the 4th bullet is revised to read “that you elected the maximum number of additional contract features including MassMutual Guaranteed Income Plus 5”

b)	the table at the bottom of the page is replaced with the following:

Years	1	3	5	10
Example 1
Subaccount with maximum total operating expenses	$1,364	$2,752	$4,050	$7,290
Subaccount with minimum total operating expenses	$1,245	$2,416	$3,523	$6,412

	1	3	5	10
Example 2
Subaccount with maximum total operating expenses	$752	$2,240	$3,706	$7,290
Subaccount with minimum total operating expenses	$623	$1,881	$3,154	$6,412